Accounts Payable amd Accrued Liabilities (Tables)	6 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
	December 31, 2017	June 30, 2017	June 30, 2016
Accounts payable	$373,882	$231,429	$130,368
Accrued compensation	215,026	55,416	—
Other accrued expenses	161,899	154,345	207,498
Total	$750,807	$441,190	$337,866